UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-4789

                           Scudder New Asia Fund, Inc.
                           ---------------------------
               (Exact name of registrant as specified in charter)


                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder New Asia Fund, Inc.
Investment Portfolio as of March 31, 2005 (unaudited)
---------------------------------------------------------------------------------------------------------------

                                                                                       Shares         Value ($)
                                                                              ---------------------------------
Common Stocks 96.8%
Australia 2.2%
Newcrest Mining Ltd.                                                                  157,588        2,118,887
Rio Tinto Ltd.                                                                         37,500        1,307,311
                                                                                                   -----------
(Cost $1,440,774)                                                                                    3,426,198

Canada 0.7%
PetroKazakhstan, Inc.                                                                  27,800        1,116,726
(Cost $1,205,195)                                                                                  -----------

China 6.3%
Chen Hsong Holdings Ltd.                                                              572,000          322,689
China Oilfield Services Ltd. "H"                                                    3,381,800        1,170,706
China Petroleum & Chemical Corp. "H"                                                4,124,000        1,678,798
China Telecom Corp., Ltd. "H"                                                       3,624,000        1,266,166
China Vanke Co., Ltd. "B"                                                           2,135,400        1,470,244
Ctrip.com International Ltd. (ADR)*                                                    20,400          772,140
Foxconn International Holdings Ltd.*                                                1,688,000          914,398
Harbin Power Equipment Co., Ltd. "H"                                                2,781,300          706,072
People's Food Holdings Ltd.                                                         1,867,400        1,368,805
                                                                                                   -----------
(Cost $8,989,717)                                                                                    9,670,018

Hong Kong 13.8%
BOC Hong Kong Holdings Ltd.                                                           394,700          723,668
Cheung Kong Holdings Ltd.                                                             204,000        1,804,743
China Mobile Hong Kong Ltd. (ADR)                                                      44,600          731,886
Citic Pacific Ltd.                                                                    257,000          751,284
Fountain Set Holdings Ltd.                                                          1,431,300          903,801
Hong Kong Exchange & Clearing Ltd.                                                    890,000        2,305,034
Hongkong Land Holdings Ltd.                                                           646,000        1,737,740
Hutchison Whampoa Ltd.                                                                286,000        2,429,338
Kingboard Chemical Holdings Ltd.                                                      833,200        2,489,093
Li & Fung Ltd.                                                                        468,000          855,060
Midland Realty Holdings Ltd.                                                        4,640,500        2,885,643
Shangri-La Asia Ltd.                                                                  942,000        1,364,788
Skyworth Digital Holdings Ltd.                                                      3,878,700          576,873
Wing Hang Bank Ltd.                                                                   254,000        1,546,904
                                                                                                   -----------
(Cost $16,510,620)                                                                                  21,105,855

India 4.7%
Bharti Tele-Ventures Ltd.*                                                            149,300          707,103
Hotel Leelaventure Ltd.*                                                              133,299          466,661
Housing Development Finance Corp., Ltd.                                                49,900          830,162
Jet Airways (India) Ltd.*                                                              17,200          477,544
Jindal South West Holdings Ltd.*                                                       39,325          141,723
Jindal Vijaynagar Steel Ltd.                                                          157,300        1,298,558
Reliance Industries Ltd.                                                              125,400        1,567,536
Satyam Computer Services Ltd.                                                         113,700        1,063,456
Sintex Industries Ltd.                                                                 62,711          611,531
                                                                                                   -----------
(Cost $5,926,570)                                                                                    7,164,274

Indonesia 2.3%
PT Telekomunikasi Indonesia (ADR)                                                      50,100          938,874
PT Telekomunikasi Indonesia "B"                                                     5,346,000        2,525,958
                                                                                                   -----------
(Cost $2,048,350)                                                                                    3,464,832

Japan 19.8%
AEON Mall Co., Ltd.                                                                    86,000        3,348,410
Chiyoda Corp.*                                                                        345,000        3,593,817
Diamond City Co., Ltd.                                                                 26,000          660,729
eAccess Ltd.*                                                                             750          636,482
JFE Holdings, Inc.                                                                     42,600        1,187,858
Jupiter Telecommunications Co., Ltd.*                                                     662          527,847
Kamigumi Co., Ltd.                                                                    138,000        1,153,110
KDDI Corp.                                                                                188          930,971
Matsui Securities Co., Ltd.                                                           199,500        2,623,286
Mitsubishi Tokyo Financial Group, Inc.                                                    330        2,862,072
Modec, Inc.                                                                            31,000          695,281
Nissan Motor Co., Ltd.                                                                 69,000          707,181
Nitto Denko Corp.                                                                      25,000        1,310,268
Park24 Co., Ltd.                                                                       94,000        1,753,241
Sega Sammy Holdings, Inc.*                                                             18,000        1,094,470
Sumitomo Corp.                                                                        309,000        2,648,242
Sumitomo Realty & Development Co., Ltd.                                               166,000        2,003,208
Taisei Corp.                                                                          197,000          738,543
Tosoh Corp.                                                                           361,000        1,784,296
                                                                                                   -----------
(Cost $21,046,435)                                                                                  30,259,312

Korea 19.7%
Daegu Bank                                                                            415,300        3,063,119
Daewoo Shipbuilding & Marine Engineering Co., Ltd.                                     69,300        1,303,427
Entergisul Co., Ltd.                                                                   37,383          901,897
GS Holdings Corp.*                                                                     60,900        1,508,257
Honam Petrochemical Corp.                                                              15,500          793,698
Hyundai Mobis                                                                          26,100        1,701,447
Insun ENT Co., Ltd.                                                                    39,000          746,972
INTOPS Co., Ltd.                                                                       40,500          833,530
Korea Exchange Bank*                                                                  115,300          938,977
Korea Information Service, Inc.                                                        80,100        1,774,741
KT&G Corp.                                                                             43,200        1,403,840
LG Electronics, Inc.                                                                   30,230        2,027,241
Mtekvision Co., Ltd.*                                                                  20,000          591,827
NEPES Corp.*                                                                              748            7,513
S-Oil Corp.                                                                             8,800          682,856
Samsung Electronics Co., Ltd.                                                          19,880        9,827,435
Seoul Semiconductor Co., Ltd.                                                          23,600          569,375
SFA Engineering Corp.                                                                  35,750          823,781
Taegu Department Store Co., Ltd.                                                       83,600          740,916
                                                                                                   -----------
(Cost $17,939,333)                                                                                  30,240,849

Malaysia 3.9%
Airasia Bhd.*                                                                       2,357,200          973,896
Commerce Asset-Holding Bhd.                                                         1,442,000        1,737,989
Maxis Communications Bhd.                                                             443,100        1,101,920
Resorts World Bhd.                                                                    485,300        1,194,093
SP Setia Bhd.                                                                         942,300          991,895
                                                                                                   -----------
(Cost $6,591,781)                                                                                    5,999,793

Philippines 1.5%
Manila Water Co.*                                                                   6,134,200          738,790
Philippine Long Distance Telephone Co. (ADR)*                                          41,800        1,053,778
SM Investments Corp.*                                                                 110,950          461,617
                                                                                                   -----------
(Cost $1,976,011)                                                                                    2,254,185

Singapore 1.5%
Capitaland Ltd.                                                                     1,105,000        1,573,073
Chartered Semiconductor Manufacturing Ltd. (ADR)*                                     116,700          716,538
                                                                                                   -----------
(Cost $2,282,093)                                                                                    2,289,611

Taiwan 15.4%
AU Optronics Corp. (ADR)                                                               79,700        1,168,402
Cathay Financial Holding Co., Ltd.                                                    387,000          734,546
China Steel Corp.                                                                   1,262,000        1,407,963
CHIPBOND Technology Corp.                                                             395,000          483,940
Chungwha Telecom Co., Ltd.                                                          1,071,000        2,216,378
Formosa Chemicals & Fibre Corp.                                                       599,000        1,220,586
Hon Hai Precision Industry Co., Ltd.                                                  297,849        1,323,521
Hotai Motor Co., Ltd.                                                                 395,700          825,160
Hung Poo Real Estate Development Corp.                                                775,000          542,397
Mega Financial Holding Co., Ltd.                                                    2,408,520        1,551,862
Siliconware Precision Industries Co.                                                3,147,400        2,732,222
Ta Chong Bank Ltd.*                                                                 3,791,982        1,215,610
Taiwan Semiconductor Manufacturing Co., Ltd.                                        2,794,040        4,567,164
United Microelectronics Corp.                                                         449,000          271,486
XAC Automation Corp.                                                                  359,000          419,323
Yang Ming Marine Transport                                                            764,000          739,605
Yuanta Core Pacific Securities Co.                                                  1,619,926        1,185,149
Zyxel Communications Corp.                                                            467,000        1,030,169
                                                                                                   -----------
(Cost $20,541,680)                                                                                  23,635,483

Thailand 5.0%
Bangkok Bank PCL (Foreign Registered)                                                 915,000        2,619,632
Precious Shipping PCL (Foreign Registered)                                            907,900        1,195,216
PTT Exploration and Production PCL (Foreign Registered)                               142,100        1,082,459
Thai Olefins PCL (Foreign Registered)*                                                583,300        1,013,916
The Siam Cement Public Co., Ltd. (Foreign Registered)                                 266,400        1,797,792
                                                                                                   -----------
(Cost $5,644,019)                                                                                    7,709,015


Total Common Stocks (Cost $112,142,578)                                                            148,336,151
                                                                                                   -----------
Warrants 0.0%
Hong Kong
Kingboard Chemical Holdings Ltd.*
(Cost $841)                                                                            91,000           74,088
                                                                                                   -----------
Preferred Stocks 2.2%
Korea
Daishin Securities Co., Ltd.                                                          209,100        2,079,675
Samsung Electronics Co., Ltd.                                                           3,800        1,247,957
                                                                                                   -----------
Total Preferred Stocks (Cost $2,055,536)                                                             3,327,632


Rights 0.0%
Thailand
True Corp. PCL*
(Cost $0)                                                                             299,999                0
                                                                                                   -----------

                                                                                      % of
                                                                                   Net Assets         Value ($)
                                                                                   ----------         ---------

Total Investment Portfolio  (Cost $114,198,955)                                          99.0      151,737,871
Other Assets and Liabilities, Net                                                         1.0        1,554,452
                                                                                                   -----------
Net Assets                                                                              100.0      153,292,323
                                                                                                   ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

ADR: American Depositary Receipt


At March 31, 2005, the Scudder New Asia Fund, Inc. had the following sector diversification:

                                                             As a % of
                                                            Investment
Sector                                   Value ($)          Percent (%)
-----------------------------------------------------------------------
Financials                                 42,791,526             28.2
Information Technology                     32,991,608             21.7
Industrials                                27,920,291             18.4
Materials                                  18,061,582             11.9
Telecommunication Services                 11,473,034              7.6
Consumer Discretionary                      9,256,851              6.1
Energy                                      5,731,545              3.8
Consumer Staples                            2,772,644              1.8
Utilities                                     738,790              0.5
                                      ---------------------------------
Total Investment Portfolio                151,737,871            100.0
                                      ---------------------------------

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:                         Scudder New Asia Fund



By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer



Date:                               May 26, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Registrant:                          Scudder New Asia Fund



By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer


Date:                               May 26, 2005







By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer



Date:                               May 26, 2005